Note Income taxes (Reconciliation of unrecognized tax benefits) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure
Beginning Balance	$ 8.0	$ 9.8
Addition for tax positions	1.5	1.1
Reduction as a result of lapse of statute of limitations		(2.5)
Reduction for tax positions		(0.4)
Reduction as a result of settlements	(0.5)
Ending Balance	$ 9.0	$ 8.0